Income Taxes (Tables)	6 Months Ended
Jun. 30, 2026
Income Taxes [Abstract]
Schedule of Unrecognized Tax Benefits

The movements of unrecognized tax benefits are as follows:

RMB
Balance as of January 1, 2025	25,701
Decrease in tax positions	—
Balance as of December 31, 2025	25,701
Decrease in tax positions	—
Balance as of June 30,2026	25,701

Schedule of Income Tax Expenses

Income tax expenses are comprised of the following:

	For the six months ended June 30,
	2025	2026
	RMB	RMB
Current tax expense	19,687	18,018
Deferred tax benefit	(11,287)	(9,818)
Income tax expense	8,400	8,200

Schedule of Deferred Income Tax Assets and Liabilities

The principal components of the deferred income tax assets and liabilities are as follows:

	As of December 31, 2025	As of June 30, 2026
	RMB	RMB
Deferred tax assets:
Operating loss carryforward	357,343	416,236
Intangible assets, net	427	4,078
Litigation accrual	—	4,250
Less: valuation allowances	(348,868)	(411,733)
Total	8,902	12,831
Deferred tax liabilities:
Fair value adjustments in relation to equity investments	91,066	91,062
Estimated profit arising from future renewal commissions	69,422	63,264
PRC dividend withholding taxes	26,730	26,729
Total	187,218	181,055

Schedule of Effective Income Tax Rate Reconciliation

Reconciliation between the provision for income taxes computed by applying the PRC enterprise income rate of 25% to net income before income taxes and income of affiliates, and the actual provision for income taxes is as follows:

	Six months ended June 30,
	2025		2026
	RMB	%	RMB	%
(Loss) Income from continuing operations before income taxes, share of (loss) income of affiliates, net	(464,945)		56,276
Computed income tax (benefit) expense at PRC EIT tax rate	(116,236)	25.0%	14,069	25.0%
Expenses not deductible for tax purposes:
—Entertainment	339	0.1%	4,741	8.4%
—Provision for expected credit losses on financial assets (i)	122,079	26.3%	—	—
—Other	418	0.1%	—	—
Effect of different tax rates of subsidiaries operating in other jurisdictions	12,306	2.6%	1,486	2.6%
Change in valuation allowance	(2,331)	(0.5)%	(3,972)	(70.1)%
Effect of non-taxable (income) loss (ii)	-	0.0%	—
Unrecognized tax benefits arising from certain transfer pricing arrangements	-	0.0%	—
Deferred income tax reverse	(11,447)	(2.5)%	(6,157)	(10.)%
Other	3,272	0.7%	(1,967)	(49.1)%
Income tax expense	8,400	1.8%	8,200	14.6%

(i)	Provision for expected credit losses on financial assets for the six months ended June 30, 2025 primarily relating to the expected credit losses of loan receivables.